GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
Schedule of goodwill

As of January 1, 2022	$199,329
Acquired through business combinations and initial consolidation of VIEs	12,729
Impairment of goodwill	(117,950)
As of December 31, 2022	94,108
(no activity)	—
As of December 31, 2023	$94,108

Schedule of intangible assets, net of accumulated amortization

		December 31, 2023	December 31, 2022
	Amortization period (# of years)
Licenses/permits	15	$641,036	$693,714
Right-to-use licenses	15	16,407	17,717
Host community agreements	15	26,954	29,494
Trade name / brand	5	3,591	3,784
Total		$687,988	$744,709

Schedule of future amortization expense of intangible assets

Amortization Expense
2024	$58,123
2025	57,308
2026	57,308
2027	57,308
2028	57,308
2029 and beyond	397,433
Total	$684,788